Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Reconciliation of number of shares Issued	Issued

	December 31, 2018		December 31, 2017
(000s)	Shares	Amount	Shares	Amount
Balance, beginning and end of year	72,206	$152,084	72,206	$152,084